Financial instruments - fair value	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments - fair value	Financial Instruments - fair value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
30 June 2024
Derivatives in designated hedge relationships
Derivative assets	—	4	—	4
Derivative liabilities	—	(57)	—	(57)
Held at fair value through profit or loss
Other investments	—	—	238	238
Derivative assets	—	2	—	2
Derivative liabilities	—	(4)	—	(4)
Payments due to vendors (earnout agreements)	—	—	(151)	(151)
Held at fair value through other comprehensive income
Other investments	7	—	67	74
The fair values of financial assets and liabilities are based on quoted market prices where available. Where the market value is not available, the Group has estimated relevant fair values on the basis of available information from outside sources. There have been no transfers between levels during the period.
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Other investments
	£m	£m
1 January 2024	(199)	325
Gains/(losses) recognised in the income statement	24	(20)
Losses recognised in other comprehensive income	—	(1)
Exchange adjustments	—	—
Additions	(1)	1
Settlements	25	—
30 June 2024	(151)	305